UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan Street
Milwaukee, WI  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: October 31

Date of reporting period: June 30, 2007

Item 1.  Proxy Voting Record.

Name of Fund:	CASTLEROCK
Period:	JULY 1, 2006 - JUNE 30, 2007

Company Name	Meeting Date	CUSIP	Ticker

Texas Instruments, Inc.	04/19/07	882508104	TXN

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		JR Adams
FOR		DL Boren
FOR		DA Carp
FOR		CS Cox
FOR		TJ Engibous
FOR		DR Goode
FOR		PH Patsley
FOR		WR Sanders
FOR		RJ Simmons
FOR		RK Templeton
FOR		CT Whitman

FOR	FOR	2. RATIFY ERNST & YOUNG AS INDEPENDENT AUDITORS	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Helmerich & Payne, Inc.	03/07/07	423452101	HP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Hans Helmerich
FOR		Randy Routch
FOR		Paula Marshall

Company Name	Meeting Date	CUSIP	Ticker

Barr Pharmaceuticals, Inc.	11/09/06	730151409500	BRL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Bruce Downey
FOR		Paul Bisaro
FOR		George Stephan
FOR		Harold Chefitz
FOR		Richard Frankovic
FOR		Peter Seaver
FOR		James Gilmore III

FOR	FOR	2. RATIFY DELOITTE & TOUCH AS INDEPENDENT AUDITOR	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Ruby Tuesday, Inc.	10/11/06	781182100	RT

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Donald Ratajczak
FOR		Clair Arnold
FOR		Keven Clayton

FOR	FOR	2. APPROVE AMENDMENT TO COMPANY'S STOCK INCENTIVE AND DEFERRED COMPENSATION PLAN FOR DIRECTORS	ISSUER

FOR	FOR	3. APPROVE COMPANY'S 2006 EXECUTIVE INCENTIVE COMPENSATION PLAN	ISSUER

FOR	FOR	4. APPROVE AMENDMENT TO COMPANY'S 2003 STOCK INCENTIVE PLAN	ISSUER

FOR	FOR	5. RATIFY SELECTION OF KPMG AS ACCOUNTING FIRM	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Cintas Corp.	10/10/06	172908105	CTAS

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Richard Farmer
FOR		Robert Kohlhepp
FOR		Scott Farmer
FOR		Gerald Adolph
FOR		Paul Carter
FOR		Gerald Dirvin
FOR		Joyce Hergenhan
FOR		Roger Howe
FOR		David Phillips

FOR	FOR	2. RATIFY ERNST & YOUNG AS ACCOUNTING FIRM	ISSUER

AGAINST	AGAINST	3. ADOPT POLICY THAT CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR WHO HAS NOT PREVIOUSLY SERVED AS AN EXECUTIVE OFFICER OF CINTAS	ISSUER

AGAINST	AGAINST	4. AMEND CINTAS ARTICLES OF INCORPORATION TO PROVIDE THAT THE DIRECTOR NOMINEES BE ELECTED BY THE AFFIRMATIVE VOTE OF THE MAJORITY OF VOTES CAST AT ANNUAL MEETING OF SHAREHOLDERS	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Biomet, Inc.	09/20/06	090613100	BMET

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Jerry Ferguson
FOR		Daniel Hann
FOR		Thomas Kearns

FOR	FOR	2. APPROVE BIOMET 2006 INCENTIVE PLAN	ISSUER

FOR	FOR	3. RATIFY SELECTION OF ERNST & YOUNG AS ACCOUNT FIRM FOR FISCAL YEAR ENDING 5/31/07	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Symantec Corp.	09/13/06	871503108	SYMC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Michael Brown
FOR		William Coleman
FOR		David Mahoney
FOR		Robert Miller
FOR		George Reyes
FOR		David Roux
FOR		Daniel Schulman
FOR		John Thompson
FOR		Paul Unruh

FOR	FOR
2. APPROVE AMENDMENT AND RESTATEMENT OF 2004 EQUITY INCENTIVE PLAN INCLUDING AN INCREASE OF 40,000,000 IN THE NUMBER OF SHARES RESERVED FOR ISSUANCE UNDER THE PLAN, THE MODIFICATION OF THE SHARE POOL AVAILABLE UNDER THE PLAN TO REFLECT A RATIO-BASED POOL
ISSUER

FOR	FOR	3. RATIFY SELECTION OF KPMG AS ACCOUNTING FIRM	ISSUER

Company Name	Meeting Date	CUSIP	Ticker

Computer Sciences Corp.	07/21/06	205363104	CSE

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1. DIRECTOR	ISSUER
FOR		Irving Bailey
FOR		David Barram
FOR		Stephen Baum
FOR		Rodney Chase
FOR		Van Honeycut
FOR		Warren McFarlan
FOR		Thomas Patrick

FOR	FOR	2. APPROVAL OF 2006 NON-EMPLOYEE DIRECTOR INCENTIVE PLAN

FOR	FOR	3. RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS

AGAINST	AGAINST	4. STOCKHOLDER PROPOSAL REGARDING BOARD INCLUSIVENESS	SECURITY HOLDER

Company Name	Meeting Date	CUSIP(2)	Ticker

Diagnostic Products, Inc.	07/27/06	252450101	DP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR
1.  APPROVAL OF THE AGREEMENT AND PLAN OF MERGER, DATED 4/26/06 AMONG SIEMENS, DRESDEN MERGER SUB AND DPS AND THE MERGER, WHEREBY DRESDEN MERGER SUB, A WHOLLY OWNED SUBSIDIARY OF SIEMENS WILL MERGE WITH AND INTO DPC.
ISSUER

FOR	FOR
2. THE ADJOURNMENT OR POSTPONEMENT OF THE SPECIAL MEETING AND ANY ADJOURNMENT THEREOF, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THAT THERE ARE NOT SUFFICIENT VOTES IN FAVOR OF APPROVAL OF THE MERGER AGREEMENT AND THE MERGER
ISSUER

Company Name	Meeting Date	CUSIP	Ticker
Dell, Inc.	07/21/06	24702R101	DELL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
FOR	FOR	1.DIRECTOR	ISSUER
Donald Carty
Michael Dell
William Gray III
Sallie Krawcheck
Alan Lafley
Judy Lewent
Klaus Luft
Alex Mandl
Michael Miles
Samuel Nunn Jr
Kevin Rollins

FOR	FOR	2. RATIFICATION OF INDEPENDENT	ISSUER
AUDITOR

AGAINST	AGAINST	3. GLOBAL HUMAN RIGHTS	SECURITY HOLDER
STANDARD

AGAINST	AGAINST	4. DECLARATON OF DIVIDEND	SECURITY HOLDER

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer (Principal Executive Officer)

Date 7/23/07

* Print the name and title of each signing officer under his or her signature.